Segment Information - Summary of Information on Reportable Segments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 897,603	$ 10,770	₨ 904,876	₨ 790,934
Other operating income/(loss), net	0	0	0	2,186
Unallocated	(20,304)		(18,369)
Results from operating activities	136,099	1,633	139,606	140,286
Finance expense	(12,552)	(151)	(10,077)	(5,325)
Finance and other income	23,896	287	18,185	16,257
Share of net profit/(loss) of associate accounted for using the equity method	(233)	(3)	(57)	57
Profit before tax	147,210	1,766	147,657	151,275
Income tax expense	(36,089)	(433)	(33,992)	(28,946)
Profit for the year	111,121	$ 1,333	113,665	122,329
Depreciation, amortization and impairment	34,071		33,402	30,911
Information Technology Services [member]
Disclosure of operating segments [line items]
Revenue	893,816		903,301	789,119
Segment result	164,500		159,593	144,265
Unallocated	(20,304)		(18,369)	(6,200)
Results from operating activities	144,196		141,224	140,251
Information Technology Services [member] | Americas 1 [member]
Disclosure of operating segments [line items]
Revenue	268,230		261,270	217,874
Segment result	59,364		51,555	44,027
Information Technology Services [member] | Americas 2 [member]
Disclosure of operating segments [line items]
Revenue	269,482		278,374	239,404
Segment result	59,163		59,690	49,754
Information Technology Services [member] | Europe [member]
Disclosure of operating segments [line items]
Revenue	253,927		256,845	233,443
Segment result	33,354		37,667	37,872
Information Technology Services [member] | Asia Pacific Middle East Africa [member]
Disclosure of operating segments [line items]
Revenue	102,177		106,812	98,398
Segment result	12,619		10,681	12,612
Information Technology Products [member]
Disclosure of operating segments [line items]
Revenue	4,127		6,047	6,173
Segment result	(371)		(176)	115
Results from operating activities	(371)		(176)	115
Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	897,943		909,348	795,289
Other operating income/(loss), net				2,186
Segment result	156,403		157,975	144,300
Unallocated				(6,200)
Operating Segments [member] | Information Technology Services [member]
Disclosure of operating segments [line items]
Other operating income/(loss), net	0		0	2,186
Material Reconciling Items [member]
Disclosure of operating segments [line items]
Revenue				(3)
Segment result	(7,726)		(1,442)	(80)
Results from operating activities	₨ (7,726)		₨ (1,442)	₨ (80)